Goodwill (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Reconciliation of Goodwill

Million US dollar	30 June 2019	31 December 2018
Acquisition cost
Balance at end of previous year	133 316	140 980
Effect of movements in foreign exchange	967	(7 541)
Disposals through the sale of subsidiaries	(15)	(652)
Acquisitions through business combinations	389	107
Hyperinflation monetary adjustments	100	435
Reclassified as held for sale	—	(13)

Balance at end of the period	134 757	133 316
Impairment losses
Balance at end of previous year	(5)	(40)
Disposals through the sale of subsidiaries	—	35

Balance at end of the period	(5)	(5)
Carrying amount
at 31 December 2018	133 311	133 311
at 30 June 2019	134 752	—